Computation of Basic and Diluted Earning Per Ordinary Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Computation of Earnings Per Share [Line Items]
Net income	$ 48,926	$ 54,434	$ 63,714
Less net income attribute to non-controlling interest	(35)	(8)
Redeemable non-controlling interest	(1,925)	(534)
Net income available to ordinary shareholders - basic	46,966	53,892	63,714
Net income available to ordinary shareholders - diluted	$ 46,966	$ 53,892	$ 63,714
Weighted-average ordinary shares outstanding - basic	51,979,048	52,219,176	54,208,065
Potential ordinary shares	826,170	372,259	502,639
Weighted-average ordinary shares outstanding - diluted	52,805,218	52,591,435	54,710,704
N.V. ordinary shareholders - basic	$ 0.90	$ 1.03	$ 1.18
N.V. ordinary shareholders - diluted	$ 0.89	$ 1.02	$ 1.16